Dispositions and Discontinued Operations Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Rental									$ 55,159	$ 97,821	$ 149,409
Tenant reimbursements									21,129	29,243	43,734
Hotel operations									0	8,368	20,662
Parking									9,423	14,140	19,554
Interest and other									3,959	5,920	8,350
Total revenue									89,670	155,492	241,709
Expenses:
Rental property operating and maintenance									27,392	42,791	58,890
Hotel operating and maintenance									0	6,039	14,554
Real estate taxes									9,655	14,567	20,985
Parking									2,287	3,302	5,296
Other expense									3,278	4,833	4,835
Depreciation and amortization									28,342	49,543	72,483
Impairment of long-lived assets									0	23,218	233,399
Interest									77,394	127,783	165,286
Loss from early extinguishment of debt									0	235	485
Total expenses									148,348	272,311	576,213
Loss from discontinued operations before gains on settlement of debt and sale of real estate									(58,678)	(116,819)	(334,504)
Gains on settlement of debt									333,201	190,380	156,129
Gains on sale of real estate									106,942	73,844	14,689
Income (loss) from discontinued operations	$ 175,505	$ 107,959	$ 98,105	$ (104)	$ (17,279)	$ 41,234	$ 150,141	$ (26,691)	$ 381,465	$ 147,405	$ (163,686)